Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

As of December 31, 2025 and December 31, 2024, long-term investments were comprised of the following:

	December 31,	December 31,
	2025	2024
Investment in Quleduo	$1,500,000	$1,500,000
Investment in AIFLIX LLC (“AIFlix”)	276,700	-
Less: share of equity loss in Quleduo	(19,500)	(19,200)
	$1,757,200	$1,480,800